Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $22,488,020.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 22,488,020
Final Prospectus	true